Financial Instruments and Risk Management - Credit Risk Relates to Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 18,090	$ 14,836
Neither impaired nor past due [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	10,534	620
Not impaired and past due [member] | Within 30 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	3,804	0
Not impaired and past due [member] | Past due 31-60 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	2,575	0
Not impaired and past due [member] | Past due 61-90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	0	0
Not impaired and past due [member] | Past due over 90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 1,177	$ 14,216